Accounts Receivable	12 Months Ended
Jun. 30, 2025
Accounts Receivable [Abstract]
Accounts Receivable
3.	Accounts Receivable

Accounts receivable consists of the following:

	As of June 30,
	2025	2024
Accounts receivable	$23,466,286	$21,313,735
Accounts receivable	$23,466,286	$21,313,735

As of the date of issuance of the consolidated financial statements, the Group has collected $2,220,175 in the balance of accounts receivable from customers. The uncollected balance of accounts receivable accounts for 90.5% of the total balance of accounts receivable as of June 30, 2025, which are all aged within one year.